Loans - Part-1 (Details) € in Thousands, ₪ in Thousands		12 Months Ended
	Apr. 30, 2019	Dec. 31, 2025 EUR (€)	Dec. 31, 2025 ILS (₪)	Feb. 11, 2021 EUR (€)	Feb. 11, 2021 ILS (₪)
Loans [Line Items]
Minority percentage		49.00%
Owned Israeli subsidiary		51.00%
Separate loans		2
Amount of loan		€ 45,000	₪ 44,990
Construction peried		62 years 6 months
Average ADSCR ratio		1.28	1.28
Standby equity guarantee		€ 3,692	₪ 13,830
Floating Interest Rate [Member]
Loans [Line Items]
Interest rate		8.60%	8.60%
Ellomay Pumped Storage [Member]
Loans [Line Items]
Owned Israeli subsidiary		16.667%
Consumer price index [Member]
Loans [Line Items]
Interest rate		7.00%	7.00%
Mezzanine Loan [Member]
Loans [Line Items]
Interest rate		5.00%	5.00%
Manara PSP Project Finance [Member] | Ellomay Pumped Storage [Member]
Loans [Line Items]
Amount of loan		€ 65,587	₪ 245,656
Ellomay Pumped Storage [Member]
Loans [Line Items]
Owned Israeli subsidiary		83.333%
Israeli Consortium Loan Agreement [Member]
Loans [Line Items]
Maturity date		December 31, 2029
Amount of loan				€ 317	₪ 1,270,000
Aggregate amount		€ 17,100	64,000
Gse Three Uk Limited And Fond Ico Infraestructuras Ii, Ficc [Member] | Talasol Project [Member]
Loans [Line Items]
Owned Israeli subsidiary	49.00%
Maturity date	December 31, 2037
Amount of loan		€ 12,012
Manara Project [Member]
Loans [Line Items]
Construction peried		4 years
Manara Project [Member] | Senior Secured Tranche [Member]
Loans [Line Items]
Repaid over a period		19 years 6 months
Manara Project [Member] | Senior Secured Tranche [Member] | Ellomay Pumped Storage [Member]
Loans [Line Items]
Amount of loan		€ 5,573	₪ 20,875
Manara Project [Member] | Subordinated Secured B Tranche [Member]
Loans [Line Items]
Repaid over a period		12 years
Manara Project [Member] | Construction Period of Project [Member] | Senior Secured Tranche [Member]
Loans [Line Items]
Interest rate		3.25%	3.25%
Manara Project [Member] | Construction Period of Project [Member] | Senior Secured Tranche [Member] | Bottom of Rang [Member] | Ellomay Pumped Storage [Member]
Loans [Line Items]
Interest rate range		2.75%
Manara Project [Member] | Construction Period of Project [Member] | Subordinated Secured B Tranche [Member]
Loans [Line Items]
Interest rate		4.35%	4.35%
Manara Project [Member] | Actual Completion Date of Project [Member] | Senior Secured Tranche [Member]
Loans [Line Items]
Interest rate		2.40%	2.40%
Manara Project [Member] | Actual Completion Date of Project [Member] | Subordinated Secured B Tranche [Member]
Loans [Line Items]
Interest rate		3.90%	3.90%
Manara Project [Member] | Commercial Operation [Member] | Senior Secured Tranche [Member] | Top of Rang [Member] | Ellomay Pumped Storage [Member]
Loans [Line Items]
Interest rate range		4.78%